CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,621,229	7,606,518	168,565
Common Stock, Shares, Outstanding	11,621,227	7,606,516	168,563
Treasury stock, shares	2	2	2